GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

18. GENERAL AND ADMINISTRATIVE

	December 31	December 31
	2020	2019

Depreciation and depletion	$202	$317
Share-based compensation	2,489	2,446
Salaries, wages and benefits	7,249	3,344
Direct general and administrative	2,775	3,873
	$12,715	$9,980

Salaries, wages and benefits includes a $4,251 expense of directors' deferred share units for the year ended December 31, 2020 (December 31, 2019 -$731) (See Note 15(e)).